Share-based payments	12 Months Ended
Dec. 31, 2019
Share-based payments
Share based payments

25          Share‑based payments

For the purpose of share option scheme, Xin Ding Heng was set up in 2017 as a special purpose vehicle to indirectly hold 66,171,600 ordinary shares of the Company through Sen Rong. As the Company has the power to govern the relevant activities of Xin Ding Heng and can derive benefits from the services to be rendered by the grantees, the directors of the Company consider that it is appropriate to consolidate Xin Ding Heng. As the equity interest for 66,171,600 shares was originally reserved by the Registered Shareholders through Jin Ning Sheng and Guang Feng Rong before the Recapitalization of the Group, the aggregate consideration of RMB 88,280,000 for 66,171,600 shares and is recognized as “shares held for share option scheme” under equity from January 1, 2017.

On November 7, 2017, equity‑settled share‑based compensation plan (“the Share Option Scheme”) was set up with the objective to recognize and reward the contribution of eligible directors, employees and other persons (collectively, the “Grantees”) for the growth and development of the Group. On September 10, 2019, the Board of Directors of the company approved to amend and restate the equity-settled share-based compensation plan to supplement the Share Option Scheme with performance-based shares to grant (“the Restricted Share Units Scheme”). The 66,171,600 shares reserved for share incentive scheme comprise the options previously granted under Share Option Scheme and the remaining shares for grant under the Restricted Share Units Scheme Both the Share Option Scheme and the Restricted Share Units Scheme are valid and effective for 10 years from the grant date.

Share-based compensation expenses for the years ended December 31, 2017, 2018 and 2019 were allocated as follows:

	For the year ended
	December 31,
	2017	2018	2019
	RMB’000	RMB’000	RMB’000
—Cost of revenue	—	—	2,294
—Research and development expenses	—	—	29,206
—Selling and marketing expenses	—	—	25,916
—General and administrative expenses	376	7,751	18,948
Total	376	7,751	76,364

Value of employee's services (Note 7)	376	7,751	62,315
Value of non-employee's services	—	—	14,049
Total	376	7,751	76,364

(a)          Share Option Scheme

On November 7, 2017 and November 8, 2018 and June 1, 2019, 19,515,600 and 8,597,400 and 2,431,000 share options were granted to Grantees, respectively, which were recognized under equity of the Group.

Subject to the Grantee continuing to be a service provider, 100% of these options will be vested over 4 years upon fulfilling the service conditions and non‑market performance conditions prescribed in the grantee agreement.

The exercisable period of options starts no earlier than 12 months after the Company successfully completes an initial public offering and the Company’s shares get listed in the stock exchange (“IPO and Listing”) and no later than 8 years from the grant date. The vesting date is determined by the Board of Directors of the Company.

Movements in the number of share options granted to employees are as follows:

	Number of share options
	For the year ended
	December 31,
	2017	2018	2019
At the beginning of the year	—	19,515,600	24,541,500
Granted	19,515,600	8,597,400	2,431,000
Forfeited	—	(3,571,500)	(2,502,175)
At the end of the year	19,515,600	24,541,500	24,470,325

For the outstanding share options, the weighted‑average exercise price was RMB19.05 and RMB21.13 per share and the weighted‑average remaining contractual life was 7.86 and 6.29 years as at December 31, 2018 and 2019, respectively.

Share options outstanding at the balance sheet dates have the following expiry dates and exercise prices.

				Number of
				share options
	Expiry	Exercise	Fair value	At December 31,
Grant Year	Year	price	of options	2018	2019
2017	2027	RMB1.33	RMB0.62	3,149,100	2,900,900
2017	2027	RMB2.00	RMB0.52	12,980,000	12,169,225
2018	2028	RMB52.00	RMB26.00	8,412,400	7,219,200
2019	2029	RMB52.00	RMB23.42	—	2,181,000
				24,541,500	24,470,325

The Company used the discounted cash flow method to determine the underlying equity fair value of the Company and in turn to determine the fair value of the underlying ordinary share. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share of the Company, the Company used the Binomial option‑pricing model to determine the fair value of the share option as at the grant dates. Key assumptions are set as below:

	November 7,	November 8,	June 1,
Date of grant	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	3.9%	3.6%	3.3%
Volatility	51.6%	51.2%	46.0%
Dividend yield	0.0%	0.0%	0.0%

The Binomial Model requires the input of highly subjective assumptions. The risk‑free rate for periods within the contractual life of the option is based on the China Treasury yield curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the options. The Company estimates the volatility of its ordinary shares at the date of grant based on the historical volatility of similar U.S. public companies for a period equal to the expected life preceding the grant date.

(b)          Restricted Share Units Scheme

On September 10, 2019, the company granted 2,377,000 restricted share units to Grantees pursuant to the Restricted Share Unit Scheme at the grant date fair value of RMB35.22 for each restricted share unit.

Subject to the Grantee continuing to be a service provider, 100% of these restricted share units will be vested over 4 years upon fulfilling the service conditions and non-market performance conditions prescribed in the grantee agreement. The restricted shares should be vested no earlier than 180 days after the Company’s IPO and listing.

Movements in the number of restricted share units granted to employees are as follows:

	Number of restricted share units
	For the year ended December 31,
	2018	2019

At the beginning of the year	—	—
Granted	—	2,377,000
Forfeited	—	(71,000)
At the end of the year	—	2,306,000

The Company used the discounted cash flow method to determine the underlying equity fair value of the Company and in turn to determine the fair value of the underlying ordinary share. Key assumptions, such as discount rate and projections of future performance, are required to be determined by the Company with best estimate.

Based on fair value of the underlying ordinary share, the Company have used the Monte Carlo method to determine the fair value of the restricted share units as at the grant date. Key assumptions are set as below:

Date of grant	September 10, 2019
Discount rate	15.0%
Risk-free interest rate	2.9%
Volatility	43.9%
Dividend yield	0.0%

The Monte Carlo method requires the input of highly subjective assumptions. The risk-free rate for periods within the contractual life of the restricted share units is based on the China Treasury yield curve in effect at the time of grant. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected life of the restricted share units. The Company estimates the volatility of its ordinary shares at the date of grant based on the historical volatility of similar U.S. public companies for a period equal to the expected life preceding the grant date.